UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-10 Year Central Fund

Annual Report

August 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-ANN-1012
1.833860.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Corporate Bond 1-10 Year Central Fund	7.68%	8.10%	7.55%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from David Prothro, Lead Portfolio Manager of Fidelity® Corporate Bond 1-10 Year Central Fund: For the 12 months ending August 31, 2012, the fund gained 7.68%, solidly outperforming the 6.67% return of the Barclays® U.S. Intermediate Credit Bond Index. Given the uncertain macroeconomic environment during the period, we maintained a moderate risk posture versus the Barclays index by maintaining only a modest overweighting in corporate bonds. Strong sector allocation, particularly an overweighting in financial institutions, helped fuel the fund's outperformance. Within financials, favorable subsector selection in banking, insurance and real estate investment trusts (REITs) helped the most. Security selection in the energy and consumer non-cyclical subsectors also aided performance. Beyond corporate bonds, the fund's out-of-benchmark holdings in U.S. Treasuries - used as a hedge against portfolio risk - were a modest detractor, given the strong rally in corporate bonds. Conversely, underweighting government-related securities - notably agency debt - in favor of better-performing corporates was beneficial to our relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.0016%	$ 1,000.00	$ 1,043.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 8.7%	U.S. Government and U.S. Government Agency Obligations 12.1%
AAA 0.0%	AAA 0.2%
AA 1.8%	AA 9.7%
A 22.8%	A 20.5%
BBB 56.5%	BBB 48.8%
BB and Below 4.9%	BB and Below 6.9%
Not Rated 0.3%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	5.5	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.3	4.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Corporate Bonds 83.6%		Corporate Bonds 84.0%
	U.S. Government and U.S. Government Agency Obligations 8.7%		U.S. Government and U.S. Government Agency Obligations 12.1%
	Municipal Bonds 0.5%		Municipal Bonds 0.2%
	Other Investments 2.2%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	14.8%	** Foreign investments	17.9%

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,618,366
Automobiles - 1.1%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	4,094,000	4,142,735
Volkswagen International Finance NV 2.375% 3/22/17 (b)	3,345,000	3,454,756
		7,597,491
Media - 3.1%
Comcast Corp.:
3.125% 7/15/22	278,000	290,538
4.95% 6/15/16	1,745,000	1,985,569
5.15% 3/1/20	1,632,000	1,943,634
5.7% 5/15/18	1,733,000	2,096,715
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,076,325
5.05% 6/1/20	372,000	433,978
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,873,686
Time Warner Cable, Inc.:
6.2% 7/1/13	2,157,000	2,255,972
6.75% 7/1/18	1,090,000	1,364,003
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,056,779
4.875% 3/15/20	2,495,000	2,881,950
5.875% 11/15/16	1,383,000	1,637,603
Viacom, Inc.:
1.25% 2/27/15	833,000	841,203
3.5% 4/1/17	483,000	524,769
		21,262,724
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	533,000	560,891
Lowe's Companies, Inc. 3.8% 11/15/21	443,000	490,648
Staples, Inc. 7.375% 10/1/12	2,083,000	2,092,667
		3,144,206
TOTAL CONSUMER DISCRETIONARY		34,622,787
CONSUMER STAPLES - 5.9%
Beverages - 3.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	527,907
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14	$ 4,535,000	$ 4,999,661
Beam, Inc.:
1.875% 5/15/17	140,000	142,989
3.25% 5/15/22	166,000	172,118
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,726,000	3,013,721
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	596,850
6.375% 6/15/14	1,227,000	1,342,080
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,890,119
SABMiller Holdings, Inc.:
1.85% 1/15/15 (b)	4,300,000	4,405,458
2.45% 1/15/17 (b)	4,300,000	4,493,371
3.75% 1/15/22 (b)	1,400,000	1,519,244
		23,103,518
Food Products - 1.2%
Kraft Foods, Inc.:
5.375% 2/10/20	1,271,000	1,528,455
6.5% 8/11/17	5,706,000	7,016,377
		8,544,832
Tobacco - 1.3%
Altria Group, Inc. 9.7% 11/10/18	3,791,000	5,442,940
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,297,825
		8,740,765
TOTAL CONSUMER STAPLES		40,389,115
ENERGY - 13.3%
Energy Equipment & Services - 2.4%
Cameron International Corp. 1.6% 4/30/15	510,000	514,064
DCP Midstream LLC:
4.75% 9/30/21 (b)	649,000	688,076
5.35% 3/15/20 (b)	323,000	354,323
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,270,803
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,746,977
3.45% 8/1/15	2,374,000	2,504,088
Transocean, Inc. 6.5% 11/15/20	2,935,000	3,510,298
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 1,617,000	$ 1,684,495
5.15% 3/15/13	2,113,000	2,157,804
		16,430,928
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,109,474
6.375% 9/15/17	3,910,000	4,675,746
Apache Corp. 3.25% 4/15/22	426,000	457,189
Cenovus Energy, Inc. 4.5% 9/15/14	1,645,000	1,762,603
DCP Midstream Operating LP 4.95% 4/1/22	2,315,000	2,416,608
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,220,559
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	993,035
Enbridge Energy Partners LP 4.2% 9/15/21	662,000	706,767
Encana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,880,890
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	1,989,107
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	967,216
Marathon Petroleum Corp.:
3.5% 3/1/16	902,000	956,949
5.125% 3/1/21	380,000	436,938
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,231,696
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,741,843
Nexen, Inc.:
5.2% 3/10/15	843,000	917,556
6.2% 7/30/19	4,117,000	4,954,377
Occidental Petroleum Corp. 2.7% 2/15/23	3,550,000	3,654,423
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	657,291
5.375% 1/27/21	1,740,000	1,936,324
5.75% 1/20/20	1,637,000	1,844,748
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,882,273
Phillips 66:
1.95% 3/5/15 (b)	3,370,000	3,436,766
2.95% 5/1/17 (b)	3,371,000	3,538,114
4.3% 4/1/22 (b)	630,000	686,558
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	208,000	219,907
3.95% 9/15/15	378,000	408,637
4.25% 9/1/12	1,824,000	1,824,000
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	$ 1,194,000	$ 1,194,000
5.5% 9/30/14 (b)	1,121,000	1,207,878
5.832% 9/30/16 (b)	959,274	1,045,609
6.75% 9/30/19 (b)	1,092,000	1,354,080
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,600,750
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,566,143
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,331,832
Spectra Energy Partners, LP:
2.95% 6/15/16	268,000	273,453
4.6% 6/15/21	152,000	165,094
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,392,183
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,431,983
Western Gas Partners LP 5.375% 6/1/21	3,378,000	3,751,708
		74,822,307
TOTAL ENERGY		91,253,235
FINANCIALS - 39.2%
Capital Markets - 4.9%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,163,527
BlackRock, Inc.:
3.375% 6/1/22	606,000	641,170
4.25% 5/24/21	915,000	1,031,057
Goldman Sachs Group, Inc.:
5.75% 1/24/22	978,000	1,079,898
5.95% 1/18/18	1,204,000	1,354,464
6.15% 4/1/18	4,244,000	4,826,213
Lazard Group LLC:
6.85% 6/15/17	3,568,000	4,025,079
7.125% 5/15/15	1,279,000	1,403,480
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,858,985
Morgan Stanley:
4% 7/24/15	2,510,000	2,558,360
4.75% 4/1/14	740,000	761,669
5.5% 7/28/21	2,491,000	2,555,485
5.625% 9/23/19	1,000,000	1,035,330
5.75% 1/25/21	300,000	309,989
5.95% 12/28/17	551,000	589,591
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 3,298,000	$ 3,642,638
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,863,649
		33,700,584
Commercial Banks - 9.6%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,378,791
Bank of America NA 5.3% 3/15/17	1,907,000	2,075,869
BB&T Corp. 3.95% 3/22/22	3,300,000	3,564,205
Comerica Bank 5.7% 6/1/14	1,120,000	1,189,770
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,385,369
Credit Suisse New York Branch:
5.4% 1/14/20	2,650,000	2,853,984
6% 2/15/18	2,547,000	2,828,907
Discover Bank:
7% 4/15/20	572,000	673,190
8.7% 11/18/19	1,304,000	1,651,011
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,173,067
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,213,409
5.45% 1/15/17	4,080,000	4,541,289
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,048,000	1,048,000
HSBC Holdings PLC:
4% 3/30/22	610,000	654,459
5.1% 4/5/21	1,865,000	2,146,669
Huntington Bancshares, Inc. 7% 12/15/20	2,642,000	3,153,763
KeyBank NA:
5.45% 3/3/16	938,000	1,048,872
5.8% 7/1/14	7,487,000	8,023,548
KeyCorp. 5.1% 3/24/21	1,147,000	1,322,494
Marshall & Ilsley Bank:
4.85% 6/16/15	3,202,000	3,452,432
5% 1/17/17	1,832,000	2,053,771
5.25% 9/4/12	233,000	233,000
Regions Bank 7.5% 5/15/18	363,000	422,895
Regions Financial Corp.:
5.75% 6/15/15	156,000	165,750
7.75% 11/10/14	822,000	910,529
SunTrust Banks, Inc.:
3.5% 1/20/17	4,237,000	4,438,699
3.6% 4/15/16	557,000	588,605
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.:
3.5% 6/18/22	$ 1,771,000	$ 1,871,265
5.25% 12/16/13	615,000	643,841
Wachovia Bank NA 4.8% 11/1/14	1,018,000	1,096,137
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,635,374
		66,438,964
Consumer Finance - 3.3%
American Express Credit Corp.:
2.75% 9/15/15	2,985,000	3,150,987
2.8% 9/19/16	1,145,000	1,219,158
American Honda Finance Corp. 1.45% 2/27/15 (b)	4,360,000	4,412,394
Discover Financial Services:
5.2% 4/27/22	2,189,000	2,328,282
6.45% 6/12/17	2,218,000	2,512,916
Ford Motor Credit Co. LLC 5.875% 8/2/21	605,000	668,166
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,152,365
2.25% 11/9/15	1,179,000	1,219,573
4.625% 1/7/21	1,552,000	1,754,697
HSBC USA, Inc. 2.375% 2/13/15	540,000	553,310
		22,971,848
Diversified Financial Services - 9.1%
ABB Finance (USA), Inc. 2.875% 5/8/22	3,345,000	3,471,675
Bank of America Corp.:
3.875% 3/22/17	1,725,000	1,817,696
6.5% 8/1/16	2,230,000	2,543,335
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,630,215
3.625% 5/8/14	2,672,000	2,804,985
4.5% 10/1/20	2,442,000	2,842,808
Capital One Capital V 10.25% 8/15/39	3,869,000	3,985,070
Capital One Capital VI 8.875% 5/15/40	4,140,000	4,241,144
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,864,704
5.875% 1/30/42	268,000	315,207
6.125% 5/15/18	1,747,000	2,026,345
6.5% 8/19/13	9,018,000	9,484,204
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,550,906
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.45% 3/1/16	$ 3,000,000	$ 3,194,493
4.5% 1/24/22	2,500,000	2,778,053
4.625% 5/10/21	6,650,000	7,441,403
TECO Finance, Inc. 5.15% 3/15/20	299,000	348,515
		62,340,758
Insurance - 6.9%
American International Group, Inc.:
3.8% 3/22/17	2,223,000	2,352,970
4.875% 9/15/16	4,135,000	4,533,225
Aon Corp.:
3.125% 5/27/16	643,000	679,198
3.5% 9/30/15	3,099,000	3,267,539
5% 9/30/20	236,000	270,628
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,385,000	1,412,700
Hartford Financial Services Group, Inc.:
4% 10/15/17	2,390,000	2,491,635
5.125% 4/15/22	306,000	329,101
5.375% 3/15/17	728,000	796,356
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,280,342
MetLife, Inc. 4.75% 2/8/21	4,785,000	5,537,795
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,094,356
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,227,072
Pacific LifeCorp 6% 2/10/20 (b)	2,092,000	2,329,649
Prudential Financial, Inc.:
4.5% 11/16/21	3,225,000	3,555,721
5.15% 1/15/13	3,003,000	3,051,631
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	1,202,000	1,143,193
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,878,274
Unum Group:
5.625% 9/15/20	353,000	389,925
7.125% 9/30/16	2,206,000	2,569,059
		47,190,369
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	201,000	211,858
Boston Properties, Inc. 3.85% 2/1/23	456,000	477,369
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,816,550
DDR Corp. 4.625% 7/15/22	242,000	250,962
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.75% 4/15/18	$ 306,000	$ 328,004
7.5% 4/1/17	3,334,000	3,902,810
Duke Realty LP:
4.375% 6/15/22	379,000	396,180
4.625% 5/15/13	588,000	599,906
5.4% 8/15/14	525,000	560,087
6.75% 3/15/20	1,423,000	1,714,813
8.25% 8/15/19	282,000	356,633
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,542,174
Federal Realty Investment Trust 5.9% 4/1/20	203,000	243,005
Washington (REIT) 5.25% 1/15/14	1,209,000	1,261,729
		17,662,080
Real Estate Management & Development - 2.8%
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,390,376
6.125% 4/15/20	263,000	306,785
Brandywine Operating Partnership LP 5.7% 5/1/17	329,000	359,325
ERP Operating LP:
4.625% 12/15/21	1,308,000	1,500,232
4.75% 7/15/20	495,000	560,676
Liberty Property LP:
4.125% 6/15/22	325,000	337,241
4.75% 10/1/20	2,313,000	2,520,391
5.125% 3/2/15	809,000	869,205
5.5% 12/15/16	1,383,000	1,551,188
Mack-Cali Realty LP:
4.5% 4/18/22	200,000	212,000
7.75% 8/15/19	2,632,000	3,233,436
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	1,032,403
5.5% 1/15/14 (b)	643,000	658,482
5.7% 4/15/17 (b)	1,577,000	1,649,348
Simon Property Group LP:
2.8% 1/30/17	149,000	156,256
4.125% 12/1/21	418,000	460,927
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 623,000	$ 739,316
6.15% 11/15/15	59,000	65,866
		19,603,453
TOTAL FINANCIALS		269,908,056
HEALTH CARE - 3.2%
Biotechnology - 0.8%
Amgen, Inc. 3.875% 11/15/21	3,305,000	3,576,301
Celgene Corp. 2.45% 10/15/15	2,305,000	2,385,979
		5,962,280
Health Care Providers & Services - 1.6%
Aristotle Holding, Inc.:
3.9% 2/15/22 (b)	3,500,000	3,807,437
4.75% 11/15/21 (b)	1,650,000	1,904,326
Express Scripts, Inc. 3.125% 5/15/16	606,000	644,308
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,623,864
		10,979,935
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21	2,325,000	2,514,634
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,877,548
		5,392,182
TOTAL HEALTH CARE		22,334,397
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	2,147,000	2,262,863
United Technologies Corp.:
1.8% 6/1/17	653,000	675,167
3.1% 6/1/22	1,599,000	1,702,358
		4,640,388
Airlines - 0.8%
Continental Airlines, Inc.:
6.648% 3/15/19	2,081,162	2,195,626
6.9% 7/2/19	631,604	682,954
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,204,035	$ 1,258,217
8.36% 1/20/19	995,585	1,080,210
		5,217,007
Commercial Services & Supplies - 0.6%
ADT Corp. 2.25% 7/15/17 (b)	4,389,000	4,463,385
Machinery - 0.6%
Deere & Co. 2.6% 6/8/22	4,389,000	4,526,253
TOTAL INDUSTRIALS		18,847,033
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
1.6% 2/3/15	344,000	348,750
5.95% 1/15/14	3,325,000	3,546,548
6% 10/1/12	3,600,000	3,614,072
		7,509,370
Office Electronics - 0.5%
Xerox Corp.:
2.95% 3/15/17	2,090,000	2,140,540
4.25% 2/15/15	1,384,000	1,473,426
		3,613,966
TOTAL INFORMATION TECHNOLOGY		11,123,336
MATERIALS - 3.1%
Chemicals - 0.6%
Dow Chemical Co.:
4.25% 11/15/20	339,000	373,365
7.6% 5/15/14	3,269,000	3,627,717
		4,001,082
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,888,289
Metals & Mining - 2.2%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,647,775
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	3,760,410
ArcelorMittal SA 3.75% 2/25/15	2,350,000	2,326,500
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	$ 3,350,000	$ 3,614,985
Vale Overseas Ltd.:
4.375% 1/11/22	1,480,000	1,517,864
6.25% 1/23/17	2,156,000	2,471,768
		15,339,302
TOTAL MATERIALS		21,228,673
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.4% 8/15/16	648,000	685,997
2.5% 8/15/15	2,516,000	2,648,155
CenturyLink, Inc. 6.45% 6/15/21	2,284,000	2,550,575
		5,884,727
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV:
2.375% 9/8/16	678,000	704,120
3.625% 3/30/15	3,693,000	3,943,566
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	1,404,000	1,651,261
		6,298,947
TOTAL TELECOMMUNICATION SERVICES		12,183,674
UTILITIES - 7.8%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	2,775,000	3,330,694
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,721,000	6,032,446
Commonwealth Edison Co. 1.95% 9/1/16	403,000	417,555
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,057,703
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	2,292,000	2,648,867
Edison International 3.75% 9/15/17	410,000	438,400
EDP Finance BV 5.375% 11/2/12 (b)	2,290,000	2,300,305
Enel Finance International SA 5.7% 1/15/13 (b)	837,000	846,104
Entergy Louisiana LLC 1.875% 12/15/14	370,000	379,980
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,500,000	4,805,087
6.05% 8/15/21	268,000	298,232
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 461,000	$ 465,722
3.75% 11/15/20	91,000	94,226
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,827,733
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,132,000	1,140,393
Pepco Holdings, Inc. 2.7% 10/1/15	977,000	1,006,300
Progress Energy, Inc. 4.4% 1/15/21	741,000	837,452
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,510,971
Southern Co. 2.375% 9/15/15	719,000	749,634
		31,187,804
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	206,000	221,085
Multi-Utilities - 3.2%
Dominion Resources, Inc.:
1.95% 8/15/16	449,000	462,224
2.7606% 9/30/66 (d)	3,011,000	2,741,278
7.5% 6/30/66 (d)	3,029,000	3,275,106
National Grid PLC 6.3% 8/1/16	1,035,000	1,195,658
NiSource Finance Corp.:
4.45% 12/1/21	283,000	306,227
5.4% 7/15/14	1,251,000	1,344,659
6.15% 3/1/13	4,060,000	4,168,873
6.4% 3/15/18	1,231,000	1,473,580
Sempra Energy 2% 3/15/14	4,305,000	4,378,004
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	2,428,000	2,570,645
		21,916,254
TOTAL UTILITIES		53,325,143
TOTAL NONCONVERTIBLE BONDS (Cost $528,249,813)		575,215,449
U.S. Treasury Obligations - 8.7%

U.S. Treasury Notes 1.75% 5/15/22 (Cost $59,286,436)	58,679,000	59,907,613
Municipal Securities - 0.5%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $3,437,873)	$ 3,260,000	$ 3,644,713
Foreign Government and Government Agency Obligations - 0.3%

Russian Federation:
3.25% 4/4/17 (b)	1,600,000	1,669,920
4.5% 4/4/22 (b)	400,000	443,480
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,991,620)		2,113,400
Bank Notes - 1.5%

Wachovia Bank NA 6% 11/15/17 (Cost $8,029,673)	8,708,000	10,430,068
Preferred Securities - 0.4%

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d) (Cost $2,216,965)	2,200,000	2,422,092
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $28,930,526)	28,930,526	28,930,526
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $632,142,906)		682,663,861
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,329,301
NET ASSETS - 100%		$ 687,993,162
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,854,832 or 14.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,068
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 575,215,449	$ -	$ 575,215,449	$ -
U.S. Government and Government Agency Obligations	59,907,613	-	59,907,613	-
Municipal Securities	3,644,713	-	3,644,713	-
Foreign Government and Government Agency Obligations	2,113,400	-	2,113,400	-
Bank Notes	10,430,068	-	10,430,068	-
Preferred Securities	2,422,092	-	2,422,092	-
Money Market Funds	28,930,526	28,930,526	-	-
Total Investments in Securities:	$ 682,663,861	$ 28,930,526	$ 653,733,335	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.2%
Cayman Islands	2.9%
United Kingdom	2.4%
Canada	1.7%
Luxembourg	1.5%
Mexico	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $603,212,380)	$ 653,733,335
Fidelity Central Funds (cost $28,930,526)	28,930,526
Total Investments (cost $632,142,906)		$ 682,663,861
Interest receivable		7,874,400
Distributions receivable from Fidelity Central Funds		3,509
Other receivables		21,868
Total assets		690,563,638

Liabilities
Distributions payable	2,545,420
Other payables and accrued expenses	25,056
Total liabilities		2,570,476

Net Assets		$ 687,993,162
Net Assets consist of:
Paid in capital		$ 637,472,207
Net unrealized appreciation (depreciation) on investments		50,520,955
Net Assets, for 6,067,948 shares outstanding		$ 687,993,162
Net Asset Value, offering price and redemption price per share ($687,993,162 ÷ 6,067,948 shares)		$ 113.38

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 167,823
Interest		29,963,152
Income from Fidelity Central Funds		13,068
Total income		30,144,043

Expenses
Custodian fees and expenses	$ 12,203
Independent directors' compensation	2,355
Total expenses before reductions	14,558
Expense reductions	(2,438)	12,120
Net investment income (loss)		30,131,923
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		12,319,820
Change in net unrealized appreciation (depreciation) on investment securities		7,413,291
Net gain (loss)		19,733,111
Net increase (decrease) in net assets resulting from operations		$ 49,865,034

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,131,923	$ 49,811,926
Net realized gain (loss)	12,319,820	85,686,172
Change in net unrealized appreciation (depreciation)	7,413,291	(92,741,025)
Net increase (decrease) in net assets resulting from operations	49,865,034	42,757,073
Distributions to partners from net investment income	(28,570,201)	(47,460,854)
Cost of shares redeemed	-	(1,393,502,176)
Net increase (decrease) in net assets resulting from share transactions	-	(1,393,502,176)
Total increase (decrease) in net assets	21,294,833	(1,398,205,957)

Net Assets
Beginning of period	666,698,329	2,064,904,286
End of period	$ 687,993,162	$ 666,698,329
Other Affiliated Information
Shares
Redeemed	-	(12,846,537)
Net increase (decrease)	-	(12,846,537)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 109.87	$ 109.17	$ 101.57	$ 96.37	$ 98.97
Income from Investment Operations
Net investment income (loss) B	4.966	5.348	5.845	5.907	5.647
Net realized and unrealized gain (loss)	3.252	.336 F	7.196	4.729	(2.817)
Total from investment operations	8.218	5.684	13.041	10.636	2.830
Distributions to partners from net investment income	(4.708)	(4.984)	(5.441)	(5.436)	(5.430)
Net asset value, end of period	$ 113.38	$ 109.87	$ 109.17	$ 101.57	$ 96.37
Total Return A	7.68%	5.33%	13.15%	11.84%	2.88%
Ratios to Average Net Assets C, G
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	4.50%	4.84%	5.54%	6.50%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 687,993	$ 666,698	$ 2,064,904	$ 2,825,079	$ 7,894,699
Portfolio turnover rate D	94%	48% H	155%	123%	112%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Directors Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 60,400,537
Gross unrealized depreciation	(186,476)
Net unrealized appreciation (depreciation) on securities and other investments	$ 60,214,061

Tax Cost	$ 622,449,800

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $219,088,053 and $210,915,802, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $15,546.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,355.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $83.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

9. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2007

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1012
1.833864.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Mortgage Backed Securities Central Fund	4.56%	6.51%	6.04%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Mortgage Backed Securities Central Fund: For the year, the fund returned 4.56%, while the Barclays® U.S. MBS Index gained 3.67%. Issue selection drove the fund's outperformance of the index, with our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment working to our advantage because these they often outpaced the index during the past year. Within this category, performance was aided by out-of-benchmark exposure to reverse mortgage securities, which are backed by a special type of home loan available to owners over age 62. Additionally, we were helped by non-index exposure to floating-rate securities, whose interest rates adjust according to a defined spread over a given index. These holdings, which were held in the form of collateralized mortgage obligations (CMOs), offered additional yield and appreciated in price during the period. Elsewhere, holdings in securities issued by Fannie Mae with loan-to-value ratios of 125% or higher also boosted relative performance, because they outpaced the index given their higher yields and resistance to prepayment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.0022%	$ 1,000.00	$ 1,026.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.13	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.8	1.3
0.01 - 0.99%	3.8	5.9
1 - 1.99%	0.0	0.1
2 - 2.99%	0.3	0.4
3 - 3.99%	12.1	7.0
4 - 4.99%	38.2	35.4
5 - 5.99%	22.9	27.1
6 - 6.99%	7.1	8.0
7% and over	0.5	0.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	4.0	3.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	1.7	2.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	U.S. Government and U.S. Government Agency Obligations 98.0%		U.S. Government and U.S. Government Agency Obligations 102.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities)† (2.9)%
* Futures and Swaps	(1.8)%	** Futures and Swaps	(1.7)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.1%
	Principal Amount	Value
Fannie Mae - 60.6%
2.125% 10/1/34 (c)	$ 41,978	$ 43,899
2.225% 10/1/33 (c)	23,699	24,967
2.234% 3/1/35 (c)	351,557	371,581
2.255% 1/1/35 (c)	30,173	31,819
2.255% 1/1/35 (c)	2,348,922	2,470,613
2.26% 2/1/33 (c)	24,563	25,885
2.262% 12/1/34 (c)	416,595	439,794
2.304% 10/1/33 (c)	205,383	217,180
2.315% 7/1/35 (c)	200,286	211,894
2.332% 3/1/35 (c)	594,598	636,203
2.375% 9/1/36 (c)	548,032	588,817
2.393% 9/1/36 (c)	784,294	832,654
2.406% 1/1/35 (c)	1,805,502	1,930,793
2.422% 10/1/33 (c)	919,895	986,543
2.425% 3/1/35 (c)	63,068	65,311
2.458% 7/1/34 (c)	236,547	251,345
2.49% 12/1/34 (c)	103,313	110,164
2.51% 5/1/35 (c)	2,303,133	2,471,914
2.533% 3/1/33 (c)	940,403	1,004,204
2.558% 6/1/36 (c)	271,146	290,800
2.574% 7/1/34 (c)	1,540,946	1,654,792
2.611% 5/1/36 (c)	1,073,445	1,134,482
2.63% 6/1/47 (c)	984,871	1,058,166
2.692% 11/1/36 (c)	833,477	895,505
2.703% 7/1/35 (c)	1,159,048	1,244,892
2.71% 9/1/35 (c)	939,689	1,009,768
2.869% 5/1/36 (c)	2,119,064	2,276,767
3% 10/1/20 to 8/1/42	324,886,471	343,332,266
3% 9/1/27 (a)	130,700,000	137,919,136
3% 9/1/27 (a)	193,500,000	204,187,856
3% 9/1/42 (a)	18,200,000	18,885,590
3% 9/1/42 (a)	19,300,000	20,027,027
3% 9/1/42 (a)	223,400,000	231,815,433
3% 9/1/42 (a)	217,600,000	225,796,948
3% 9/1/42 (a)	24,000,000	24,904,075
3% 9/1/42 (a)	262,000,000	271,869,488
3% 10/1/42 (a)	200,000,000	206,750,000
3.372% 9/1/41 (c)	4,148,337	4,384,339
3.474% 3/1/40 (c)	7,701,755	8,088,734
3.48% 12/1/39 (c)	5,612,120	5,881,556
3.5% 11/1/25 to 7/1/42	402,469,085	429,540,252
3.5% 9/1/42 (a)	93,300,000	98,927,147
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 9/1/42 (a)	$ 186,700,000	$ 197,960,325
3.5% 9/1/42 (a)	52,500,000	55,666,401
3.783% 6/1/36 (c)	3,413,719	3,617,536
4% 4/1/24 to 7/1/42	1,583,302,821	1,715,146,868
4% 9/1/27 (a)	100,000,000	107,015,620
4% 9/1/41	1,894,680	2,045,145
4% 10/1/41	60,844,890	66,133,168
4% 9/1/42 (a)	88,000,000	94,366,254
4% 9/1/42 (a)	102,600,000	110,022,474
4% 9/1/42 (a)	146,000,000	156,562,195
4.5% 4/1/21 to 11/1/41	1,173,400,263	1,284,432,140
4.5% 2/1/41	1,221,526	1,323,972
4.5% 9/1/42 (a)	24,300,000	26,300,954
4.5% 9/1/42 (a)	145,200,000	157,156,320
4.5% 9/1/42 (a)	154,000,000	166,680,945
5% 11/1/17 to 8/1/40	835,060,191	917,934,101
5% 9/1/42 (a)	99,400,000	108,563,428
5% 9/1/42 (a)	4,200,000	4,587,187
5.5% 12/1/17 to 6/1/40	1,256,649,174	1,386,477,829
5.5% 4/1/34	5,603	6,193
5.617% 7/1/37 (c)	953,585	1,040,371
5.984% 3/1/37 (c)	501,276	538,581
6% 2/1/17 to 7/1/41	548,665,097	606,088,510
6.022% 8/1/46 (c)	434,261	473,784
6.24% 9/1/37 (c)	120,054	124,017
6.313% 4/1/37 (c)	1,028,663	1,105,217
6.5% 10/1/12 to 4/1/37	34,190,703	38,040,028
6.825% 9/1/37 (c)	482,384	517,208
7% 5/1/13 to 7/1/37	17,336,467	19,804,899
7.28% 9/1/37 (c)	163,244	173,074
7.5% 10/1/15 to 2/1/32	6,620,664	7,743,369
8% 12/1/17 to 3/1/37	265,791	319,953
8.5% 1/1/15 to 7/1/31	200,333	223,843
9.5% 4/1/16 to 2/1/25	319,726	351,021
10% 8/1/17	325	352
10.75% 5/1/14	2,372	2,427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 128	$ 131
12.5% 1/1/15 to 3/1/16	524	542
		9,493,136,981
Freddie Mac - 19.2%
2.139% 1/1/36 (c)	503,145	533,080
2.16% 6/1/33 (c)	2,022,545	2,136,359
2.188% 3/1/36 (c)	1,324,208	1,399,871
2.195% 3/1/35 (c)	931,844	977,012
2.2% 3/1/37 (c)	253,811	268,662
2.298% 11/1/35 (c)	1,419,989	1,503,588
2.352% 12/1/35 (c)	1,889,748	2,002,077
2.357% 5/1/37 (c)	570,353	608,700
2.361% 2/1/37 (c)	1,295,190	1,359,860
2.375% 5/1/37 (c)	420,087	449,155
2.4% 6/1/33 (c)	6,693,171	7,139,595
2.478% 6/1/37 (c)	216,010	229,703
2.492% 4/1/35 (c)	294,414	315,831
2.543% 3/1/35 (c)	9,248,438	9,939,607
2.638% 4/1/37 (c)	763,357	820,166
2.699% 10/1/35 (c)	2,057,960	2,199,060
2.699% 10/1/36 (c)	2,423,613	2,593,288
2.76% 6/1/37 (c)	174,542	184,768
2.79% 6/1/37 (c)	1,603,668	1,723,265
2.83% 6/1/37 (c)	429,758	461,570
2.97% 4/1/37 (c)	43,011	46,219
2.989% 4/1/36 (c)	2,451,270	2,633,695
3.024% 7/1/36 (c)	865,326	924,271
3.135% 3/1/33 (c)	59,158	62,336
3.414% 8/1/37 (c)	200,411	204,849
3.454% 10/1/35 (c)	365,528	392,788
3.5% 4/1/32 to 6/1/42	226,450,139	241,799,364
4% 6/1/24 to 5/1/42	677,854,581	732,010,323
4% 9/1/41	9,567,530	10,404,315
4% 9/1/42 (a)	27,800,000	29,741,658
4.46% 8/1/37 (c)	879,206	940,405
4.5% 6/1/25 to 10/1/41	810,157,420	881,937,452
5% 6/1/20 to 4/1/41	322,086,677	352,453,565
5.098% 4/1/38 (c)	5,240,732	5,612,921
5.5% 10/1/17 to 4/1/41	482,310,995	527,289,318
6% 7/1/16 to 12/1/37	44,881,084	49,580,070
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.011% 4/1/37 (c)	$ 348,289	$ 372,067
6.051% 3/1/36 (c)	2,834,739	2,988,070
6.382% 6/1/36 (c)	425,983	457,043
6.404% 12/1/36 (c)	2,466,929	2,691,125
6.5% 1/1/13 to 9/1/39	98,410,499	110,216,893
7% 6/1/21 to 9/1/36	15,430,355	17,695,850
7.03% 6/1/36 (c)	132,578	142,444
7.5% 6/1/13 to 6/1/32	696,635	772,331
8% 7/1/16 to 1/1/37	560,236	662,968
8.5% 5/1/17 to 9/1/29	411,758	489,151
9% 10/1/16 to 10/1/20	14,033	14,840
9.5% 5/1/21 to 7/1/21	12,373	13,548
10% 11/15/18 to 8/1/21	3,720	4,063
11% 8/1/15 to 9/1/20	30,277	33,218
11.5% 10/1/15	1,896	2,008
12% 2/1/13 to 7/1/15	352	380
12.5% 6/1/19	364	382
13% 6/1/15	500	525
13.5% 12/1/14	3,306	3,429
		3,009,439,101
Ginnie Mae - 18.3%
3% 10/1/42 (a)	217,600,000	227,938,938
3.5% 12/15/40 to 8/15/42	198,602,621	215,265,106
3.5% 9/1/42 (a)	82,200,000	88,981,508
4% 1/15/25 to 12/15/41	206,957,479	227,438,260
4.497% 1/20/62 (g)	11,756,615	13,225,310
4.5% 6/20/33 to 10/15/41	817,260,202	909,425,174
4.564% 11/20/61 (g)	14,616,357	16,392,990
4.751% 12/20/60 (g)	31,726,270	35,401,854
4.814% 1/20/61 (g)	40,612,218	45,516,144
5% 12/15/32 to 9/15/41	518,362,348	581,362,888
5.251% 6/20/60 (g)	49,699,457	56,488,999
5.294% 5/20/60 (g)	36,478,762	41,409,560
5.5% 4/15/29 to 9/15/39	42,261,946	47,394,755
5.513% 2/20/60 (g)	25,345,619	29,014,423
6% 4/15/28 to 11/15/39	91,792,115	103,537,286
6.5% 3/20/31 to 10/15/38	168,058,939	190,811,538
7% 6/15/22 to 3/15/33	13,518,351	15,689,367
7.5% 1/15/17 to 9/15/31	6,219,790	7,196,313
8% 8/15/16 to 11/15/29	2,316,827	2,696,008
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 11/15/16 to 1/15/31	$ 353,254	$ 415,497
9% 8/15/19 to 1/15/23	21,498	24,091
9.5% 12/15/20 to 2/15/25	12,817	14,177
10.5% 4/15/14 to 1/20/18	83,373	91,580
11% 7/20/13 to 9/20/19	24,834	27,029
		2,855,758,795
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,966,186,173)		15,358,334,877
Collateralized Mortgage Obligations - 8.2%

U.S. Government Agency - 8.2%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.0355% 2/25/32 (c)	423,843	424,010
Series 2002-39 Class FD, 1.237% 3/18/32 (c)	573,661	578,028
Series 2002-60 Class FV, 1.2355% 4/25/32 (c)	917,958	934,417
Series 2002-63 Class FN, 1.2355% 10/25/32 (c)	1,115,181	1,122,424
Series 2002-7 Class FC, 0.9855% 1/25/32 (c)	479,027	485,890
Series 2002-94 Class FB, 0.6355% 1/25/18 (c)	1,117,638	1,122,436
Series 2006-104 Class GI, 6.4445% 11/25/36 (c)(d)(f)	9,804,873	1,783,651
Series 2007-57 Class FA, 0.4655% 6/25/37 (c)	11,216,840	11,211,875
Series 2008-76 Class EF, 0.7355% 9/25/23 (c)	8,569,132	8,604,192
Series 2011-104:
Class FK, 0.6055% 3/25/39 (c)	40,287,709	40,341,678
Class FN, 0.5855% 3/25/39 (c)	39,953,669	39,995,912
Series 2011-128 Class FQ, 0.6055% 3/25/39 (c)	20,369,042	20,433,145
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	556,882	622,989
Series 1993-207 Class H, 6.5% 11/25/23	8,001,649	8,946,289
Series 1994-23 Class PZ, 6% 2/25/24	13,632,029	16,092,696
Series 1996-28 Class PK, 6.5% 7/25/25	2,532,650	2,833,293
Series 1999-17 Class PG, 6% 4/25/29	7,494,196	8,320,505
Series 1999-32 Class PL, 6% 7/25/29	6,116,473	6,814,611
Series 1999-33 Class PK, 6% 7/25/29	3,811,279	4,241,122
Series 2001-52 Class YZ, 6.5% 10/25/31	387,687	445,904
Series 2002-52 Class PB, 6% 2/25/32	390,073	390,448
Series 2003-28 Class KG, 5.5% 4/25/23	4,940,000	5,516,284
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,589,991
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-102 Class CO, 11/25/35 (e)	$ 3,098,135	$ 2,953,122
Series 2005-73 Class SA, 16.9377% 8/25/35 (c)(f)	3,108,975	3,793,229
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,590,192
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,172,254
Series 2006-12 Class BO, 10/25/35 (e)	13,471,178	12,996,379
Series 2006-37 Class OW, 5/25/36 (e)	3,170,854	2,999,938
Series 2006-45 Class OP, 6/25/36 (e)	5,745,298	5,397,084
Series 2006-62 Class KP, 4/25/36 (e)	7,241,285	6,748,610
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,264,679	1,487,877
Series 1999-25 Class Z, 6% 6/25/29	5,131,442	5,738,875
Series 2001-20 Class Z, 6% 5/25/31	7,201,758	7,991,949
Series 2001-31 Class ZC, 6.5% 7/25/31	3,291,208	3,759,681
Series 2002-16 Class ZD, 6.5% 4/25/32	2,081,916	2,370,376
Series 2002-74 Class SV, 7.3145% 11/25/32 (c)(d)	6,343,251	1,458,541
Series 2002-79 Class Z, 5.5% 11/25/22	10,548,500	11,677,929
Series 2003-80 Class CG, 6% 4/25/30	557,987	565,105
Series 2010-50 Class FA, 0.5855% 1/25/24 (c)	3,305,270	3,312,347
Series 1993-165 Class SH, 19.0927% 9/25/23 (c)(f)	284,752	382,228
Series 2003-21 Class SK, 7.8645% 3/25/33 (c)(d)(f)	1,133,825	223,435
Series 2003-35 Class TQ, 7.2645% 5/25/18 (c)(d)(f)	981,277	145,292
Series 2003-42 Class SJ, 6.8145% 11/25/22 (c)(d)(f)	798,931	47,814
Series 2005-104 Class NI, 6.4645% 3/25/35 (c)(d)(f)	27,917,628	4,473,596
Series 2007-57 Class SA, 39.207% 6/25/37 (c)(f)	3,357,795	5,824,143
Series 2007-66:
Class FB, 0.6355% 7/25/37 (c)	12,176,014	12,165,334
Class SA, 38.187% 7/25/37 (c)(f)	5,044,629	9,127,526
Class SB, 38.187% 7/25/37 (c)(f)	2,029,336	3,668,426
Series 2008-12 Class SG, 6.1145% 3/25/38 (c)(d)(f)	36,900,709	4,977,784
Series 2009-114 Class AI, 5% 12/25/23 (d)	10,226,035	824,630
Series 2009-16 Class SA, 6.0145% 3/25/24 (c)(d)(f)	9,567,715	850,656
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	5,018,991	475,190
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	4,793,302	401,802
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	7,982,041	635,115
Series 2010-112 Class SG, 6.1245% 6/25/21 (c)(d)(f)	5,517,867	586,164
Series 2010-12 Class AI, 5% 12/25/18 (d)	18,556,452	2,069,638
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.8145% 12/25/40 (c)(d)(f)	$ 27,434,581	$ 4,372,502
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	19,744,377	2,767,267
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	4,104,138	337,761
Series 2010-23:
Class AI, 5% 12/25/18 (d)	8,780,135	703,428
Class HI, 4.5% 10/25/18 (d)	5,846,945	535,696
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	17,615,447	1,586,118
Series 2010-96 Class DI, 4% 5/25/23 (d)	9,906,154	335,695
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	16,180,002	1,433,000
Series 2011-67 Class AI, 4% 7/25/26 (d)	9,107,261	1,029,824
Series 2011-83 Class DI, 6% 9/25/26 (d)	15,945,560	2,115,384
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (e)	20,565,281	19,497,988
Series 339:
Class 29, 5.5% 7/1/18 (d)	2,985,685	266,569
Class 5, 5.5% 8/1/33 (d)	3,959,667	545,998
Series 343 Class 16, 5.5% 5/1/34 (d)	3,081,919	462,912
Series 348 Class 14, 6.5% 8/1/34 (d)	2,045,484	387,403
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,512,966	225,337
Class 13, 6% 3/1/34 (d)	1,877,014	293,763
Series 359 Class 19, 6% 7/1/35 (d)	1,753,401	267,681
Series 384 Class 6, 5% 7/25/37 (d)	23,205,415	3,010,429
Freddie Mac:
floater:
Series 2412 Class FK, 1.0395% 1/15/32 (c)	336,448	340,192
Series 2423 Class FA, 1.1395% 3/15/32 (c)	513,707	520,882
Series 2424 Class FM, 1.2395% 3/15/32 (c)	638,913	650,224
Series 2432:
Class FE, 1.1395% 6/15/31 (c)	774,391	786,578
Class FG, 1.1395% 3/15/32 (c)	290,132	294,370
Series 3222 Class HF, 0% 9/15/36 (c)	402,069	389,654
Series 3318 Class GY, 0% 5/15/37 (c)	80,785	79,986
Series 3835 Class FC, 0.5895% 5/15/38 (c)	62,627,441	62,703,890
floater planned amortization class Series 3153 Class FX, 0.5895% 5/15/36 (c)	18,054,220	18,099,811
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	10,943,421	9,864,411
Series 2095 Class PE, 6% 11/15/28	7,268,276	8,099,382
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2101 Class PD, 6% 11/15/28	$ 600,642	$ 666,273
Series 2121 Class MG, 6% 2/15/29	3,067,651	3,406,529
Series 2131 Class BG, 6% 3/15/29	19,875,690	22,121,619
Series 2137 Class PG, 6% 3/15/29	2,874,461	3,192,921
Series 2154 Class PT, 6% 5/15/29	4,653,070	5,169,641
Series 2162 Class PH, 6% 6/15/29	1,211,374	1,342,512
Series 2425 Class JH, 6% 3/15/17	1,304,298	1,395,113
Series 2520 Class BE, 6% 11/15/32	7,589,312	8,441,402
Series 2585 Class KS, 7.3605% 3/15/23 (c)(d)(f)	648,744	96,538
Series 2590 Class YR, 5.5% 9/15/32 (d)	132,688	6,714
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,164,913
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,247,185
Series 2962 Class BE, 4.5% 4/15/20 (b)	15,015,000	16,373,710
Series 3110 Class OP, 9/15/35 (e)	8,705,421	8,393,597
Series 3119 Class PO, 2/15/36 (e)	10,853,933	9,958,953
Series 3121 Class KO, 3/15/36 (e)	2,934,540	2,832,692
Series 3123 Class LO, 3/15/36 (e)	7,088,647	6,491,725
Series 3145 Class GO, 4/15/36 (e)	6,304,562	5,875,187
Series 3225 Class EO, 10/15/36 (e)	5,937,378	5,549,444
Series 3258 Class PM, 5.5% 12/15/36	6,693,060	7,626,030
Series 3415 Class PC, 5% 12/15/37	8,609,244	9,383,438
Series 3741 Class YU, 3.5% 11/15/22	28,578,533	30,099,425
Series 3786 Class HI, 4% 3/15/38 (d)	16,602,170	2,243,448
Series 3806 Class UP, 4.5% 2/15/41	28,569,595	31,311,144
Series 3832 Class PE, 5% 3/15/41	11,935,000	13,952,440
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,304,461	1,448,228
Series 2274 Class ZM, 6.5% 1/15/31	1,347,583	1,525,117
Series 2281 Class ZB, 6% 3/15/30	3,809,640	4,218,200
Series 2303 Class ZV, 6% 4/15/31	1,828,013	2,034,370
Series 2357 Class ZB, 6.5% 9/15/31	11,068,763	12,456,258
Series 2502 Class ZC, 6% 9/15/32	3,801,771	4,259,214
Series 2519 Class ZD, 5.5% 11/15/32	8,287,577	9,078,403
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,247,110
Series 2575 Class ID, 5.5% 8/15/22 (d)	68,624	4,382
Series 2601 Class TB, 5.5% 4/15/23	869,000	1,007,920
Series 2817 Class SD, 6.8105% 7/15/30 (c)(d)(f)	1,062,607	72,862
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,335,726
Series 3013 Class VJ, 5% 1/15/14	523,913	537,399
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2844:
Class SC, 45.2433% 8/15/24 (c)(f)	$ 193,842	$ 374,919
Class SD, 83.3365% 8/15/24 (c)(f)	285,177	686,683
Series 3244 Class SG, 6.4205% 11/15/36 (c)(d)(f)	13,374,405	2,438,208
Series 3284 Class CI, 5.8805% 3/15/37 (c)(d)	39,500,274	6,955,718
Series 3287 Class SD, 6.5105% 3/15/37 (c)(d)(f)	24,066,854	4,770,250
Series 3297 Class BI, 6.5205% 4/15/37 (c)(d)(f)	34,334,130	6,819,428
Series 3772 Class BI, 4.5% 10/15/18 (d)	20,237,840	1,544,461
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,819,694	4,260,922
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	1,017,490	1,032,335
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3,296,010	3,661,204
Series 2056 Class Z, 6% 5/15/28	5,274,247	5,857,079
Ginnie Mae planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	11,658,289	2,140,576
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.7942% 3/20/60 (c)(g)	44,631,263	44,601,092
Series 2010-H17 Class FA, 0.5742% 7/20/60 (c)(g)	5,328,301	5,263,557
Series 2010-H18 Class AF, 0.5448% 9/20/60 (c)(g)	5,624,937	5,554,541
Series 2010-H19 Class FG, 0.5448% 8/20/60 (c)(g)	7,206,252	7,117,565
Series 2010-H27 Series FA, 0.6248% 12/20/60 (c)(g)	11,487,636	11,389,405
Series 2011-H03 Class FA, 0.7448% 1/20/61 (c)(g)	61,527,736	61,403,696
Series 2011-H05 Class FA, 0.7448% 12/20/60 (c)(g)	19,798,570	19,758,794
Series 2011-H07 Class FA, 0.7448% 2/20/61 (c)(g)	32,964,547	32,898,024
Series 2011-H12 Class FA, 0.7348% 2/20/61 (c)(g)	47,042,935	46,924,339
Series 2011-H13 Class FA, 0.7448% 4/20/61 (c)(g)	19,327,190	19,289,154
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (c)(g)	$ 21,220,195	$ 21,173,277
Class FC, 0.7448% 5/20/61 (c)(g)	21,567,878	21,522,888
Series 2011-H17 Class FA, 0.7748% 6/20/61 (c)(g)	27,918,182	27,904,446
Series 2011-H21 Class FA, 0.8448% 10/20/61 (c)(g)	31,962,908	32,057,294
Series 2012-H01 Class FA, 0.9448% 11/20/61 (c)(g)	25,590,522	25,802,054
Series 2012-H03 Class FA, 0.9448% 1/20/62 (c)(g)	15,680,152	15,811,489
Series 2012-H06 Class FA, 0.8748% 1/20/62 (c)(g)	24,283,267	24,395,893
Series 2012-H07 Class FA, 0.8748% 3/20/62 (c)(g)	14,217,638	14,284,163
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	5,777,155	6,488,875
Series 1997-8 Class PE, 7.5% 5/16/27	1,991,768	2,323,502
Series 2011-79 Class PO, 6/20/40 (e)	36,964,666	34,288,757
Series 2004-32 Class GS, 6.2615% 5/16/34 (c)(d)(f)	2,931,478	611,710
Series 2007-35 Class SC, 38.769% 6/16/37 (c)(f)	297,234	590,444
Series 2010-91 Class PO, 7/20/40 (e)	11,614,149	10,523,620
Series 2010-H010 Class FA, 0.5742% 5/20/60 (c)(g)	15,974,771	15,756,093
Series 2012-76 Class GS, 6.4615% 6/16/42 (c)(d)(f)	14,667,782	2,393,464
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,226,645,921)		1,274,985,887
Cash Equivalents - 7.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $1,195,804,000)	$ 1,195,827,916	$ 1,195,804,000
TOTAL INVESTMENT PORTFOLIO - 113.9% (Cost $17,388,636,094)		17,829,124,764
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(2,174,360,799)
NET ASSETS - 100%		$ 15,654,763,965
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/42	$ (217,600,000)	(225,796,948)
3% 9/1/42	(43,300,000)	(44,931,102)
3% 9/1/42	(217,600,000)	(225,796,948)
3% 9/1/42	(24,000,000)	(24,904,075)
3.5% 9/1/42	(239,200,000)	(253,626,726)
3.5% 9/1/42	(52,500,000)	(55,666,401)
4.5% 9/1/27	(63,800,000)	(68,874,091)
5.5% 9/1/42	(60,000,000)	(65,845,314)
6% 9/1/42	(47,000,000)	(51,791,796)
TOTAL FANNIE MAE		(1,017,233,401)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
3.5% 9/1/42	$ (186,700,000)	$ (202,102,769)
3.5% 9/1/42	(93,300,000)	(100,997,260)
TOTAL GINNIE MAE		(303,100,029)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,313,225,641)		$ (1,320,333,430)
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.5375% with JPMorgan Chase, Inc.	June 2014	$ 13,600,000	(38,060)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.975% with JPMorgan Chase, Inc.	June 2017	15,500,000	(195,906)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.9975% with JPMorgan Chase, Inc.	Feb. 2017	130,000,000	(1,981,343)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.004% with JPMorgan Chase, Inc.	June 2017	25,700,000	(366,844)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.7775% with JPMorgan Chase, Inc.	June 2022	22,600,000	(346,246)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.454% with JPMorgan Chase, Inc.	June 2042	4,200,000	4,131
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	$ 59,500,000	$ (6,935,629)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	39,100,000	(11,106,828)
		$ 310,200,000	$ (20,966,725)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $18,497,168.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,195,804,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 718,478,868
Mizuho Securities USA, Inc.	297,419,460
RBS Securities, Inc.	179,905,672
$ 1,195,804,000
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 15,358,334,877	$ -	$ 15,358,334,877	$ -
Collateralized Mortgage Obligations	1,274,985,887	-	1,274,985,887	-
Cash Equivalents	1,195,804,000	-	1,195,804,000	-
Total Investments in Securities:	$ 17,829,124,764	$ -	$ 17,829,124,764	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 4,131	$ -	$ 4,131	$ -
Liabilities
Swap Agreements	$ (20,970,856)	$ -	$ (20,970,856)	$ -
Total Derivative Instruments:	$ (20,966,725)	$ -	$ (20,966,725)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (1,320,333,430)	$ -	$ (1,320,333,430)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 4,131	$ (20,970,856)
Total Value of Derivatives	$ 4,131	$ (20,970,856)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $1,195,804,000) - See accompanying schedule: Unaffiliated issuers (cost $17,388,636,094)		$ 17,829,124,764
Cash		50
Receivable for investments sold		771,742,271
Receivable for TBA sale commitments		1,313,225,641
Interest receivable		52,148,360
Swap agreements, at value		4,131
Other receivables		639,405
Total assets		19,966,884,622

Liabilities
Payable for investments purchased Regular delivery	$ 2,983,577
Delayed delivery	2,967,069,873
TBA sale commitments, at value	1,320,333,430
Distributions payable	17,156
Swap agreements, at value	20,970,856
Other payables and accrued expenses	745,765
Total liabilities		4,312,120,657

Net Assets		$ 15,654,763,965
Net Assets consist of:
Paid in capital		$ 15,242,349,809
Net unrealized appreciation (depreciation) on investments		412,414,156
Net Assets, for 142,511,420 shares outstanding		$ 15,654,763,965
Net Asset Value, offering price and redemption price per share ($15,654,763,965 ÷ 142,511,420 shares)		$ 109.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 378,153,464

Expenses
Custodian fees and expenses	$ 308,063
Independent directors' compensation	46,551
Total expenses before reductions	354,614
Expense reductions	(50,322)	304,292
Net investment income (loss)		377,849,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	240,170,150
Futures contracts	56,577
Swap agreements	(6,230,562)
Total net realized gain (loss)		233,996,165
Change in net unrealized appreciation (depreciation) on: Investment securities	22,619,418
Futures contracts	6,865
Swap agreements	(11,190,778)
Delayed delivery commitments	(14,104,410)
Total change in net unrealized appreciation (depreciation)		(2,668,905)
Net gain (loss)		231,327,260
Net increase (decrease) in net assets resulting from operations		$ 609,176,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 377,849,172	$ 299,926,571
Net realized gain (loss)	233,996,165	179,334,906
Change in net unrealized appreciation (depreciation)	(2,668,905)	108,991,876
Net increase (decrease) in net assets resulting from operations	609,176,432	588,253,353
Distributions to partners from net investment income	(388,158,782)	(303,176,455)
Affiliated share transactions Proceeds from sales of shares	2,566,771,669	5,548,053,324
Reinvestment of distributions	388,106,295	303,165,878
Cost of shares redeemed	(380,693,378)	(305,001,320)
Net increase (decrease) in net assets resulting from share transactions	2,574,184,586	5,546,217,882
Total increase (decrease) in net assets	2,795,202,236	5,831,294,780

Net Assets
Beginning of period	12,859,561,729	7,028,266,949
End of period	$ 15,654,763,965	$ 12,859,561,729
Other Affiliated Information Shares
Sold	23,497,401	52,694,952
Issued in reinvestment of distributions	3,570,457	2,860,731
Redeemed	(3,494,098)	(2,874,946)
Net increase (decrease)	23,573,760	52,680,737

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 108.12	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Income from Investment Operations
Net investment income (loss) B	3.030	3.338	3.969	5.250	5.222
Net realized and unrealized gain (loss)	1.827	2.093	4.170	3.744	(.102)
Total from investment operations	4.857	5.431	8.139	8.994	5.120
Distributions to partners from net investment income	(3.127)	(3.391)	(3.969)	(5.244)	(5.230)
Net asset value, end of period	$ 109.85	$ 108.12	$ 106.08	$ 101.91	$ 98.16
Total Return A	4.56%	5.24%	8.15%	9.40%	5.30%
Ratios to Average Net Assets C, F
Expenses before reductions	-% E	-% E	-% E	.01%	.01%
Expenses net of fee waivers, if any	-% E	-% E	-% E	.01%	-% E
Expenses net of all reductions	-% E	-% E	-% E	.01%	-% E
Net investment income (loss)	2.79%	3.16%	3.83%	5.25%	5.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,654,764	$ 12,859,562	$ 7,028,267	$ 7,759,569	$ 8,992,551
Portfolio turnover rate	451%	634% G	596%	568%	454% D

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Annual Report

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 455,504,587
Gross unrealized depreciation	(12,073,169)
Net unrealized appreciation (depreciation) on securities and other investments	$ 443,431,418

Tax Cost	$ 17,385,693,346

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not

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3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 56,577	$ 6,865
Swap Agreements	(6,230,562)	(11,190,778)
Totals (a)	$ (6,173,985)	$ (11,183,913)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

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6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $46,551.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,771.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

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Directors and Officers (Trustees and Officers)

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2007

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond 1-10 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$80,000	$-	$26,000	$-
Fidelity Mortgage Backed Securities Central Fund	$189,000	$-	$ 26,000	$-

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$75,000	$-	$26,000	$100
Fidelity Mortgage Backed Securities Central Fund	$180,000	$-	$26,000	$100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
PwC	$5,700,000	$3,350,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012